Shareholders' equity - Schedule of changes in share capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of classes of share capital [line items]
Common shares (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Equity	$ 842,033		$ 727,845	$ 626,027
Total
Disclosure of classes of share capital [line items]
Equity	380,478	$ 380,478	380,478	380,478
Share capital
Disclosure of classes of share capital [line items]
Equity	21,198	21,198	21,198	21,198
Share premium
Disclosure of classes of share capital [line items]
Equity	$ 359,280	$ 359,280	$ 359,280	$ 359,280